Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
	Three Months Ended March 31,
	2021	2020
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	(18,911)	(21,703)

Denominator:
Weighted average shares - for basic and diluted net loss per share	58,616	54,544

Net loss per share attributable to Stratasys Ltd.
Basic and diluted	$(0.32)	$(0.40)